Cash and deposits with financial institutions	6 Months Ended
Apr. 30, 2019
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Cash and deposits with financial institutions
6.	Cash and deposits with financial institutions

	As at
($ millions)	April 30 2019		January 31 2019		October 31 2018
Cash and non-interest-bearing deposits with financial institutions	$9,660		$9,799		$8,997
Interest-bearing deposits with financial institutions	40,461		43,143		53,272
Total	$50,121	(1)	$52,942	(1)	$62,269	(1)
(1)	Net of impairment allowances of $4 (January 31, 2019 – $5; October 31, 2018 – $3).

The Bank is required to maintain balances with central banks, other regulatory authorities and certain counterparties and these amounted to $9,755 million (January 31, 2019 – $9,286 million; October 31, 2018 – $8,886 million) and are included above.